Cover	Feb. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2026
Entity File Number	333-228803
Entity Registrant Name	TANCHENG GROUP CO., LTD.
Entity Central Index Key	0001753391
Entity Tax Identification Number	38-4086827
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7th Floor, Jincheng International, Jiujinci Road,
Entity Address, Address Line Two	Wanbailin District
Entity Address, City or Town	Taiyuan City, Shanxi Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	030500
Country Region	86
City Area Code	139
Local Phone Number	1097-2765
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false